Submission	Nov. 06, 2026
Submission [Line Items]
Central Index Key	0001916331
Registrant Name	Neo-Concept International Group Holdings Limited
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A